Filed Pursuant to Rule 497(e)

1933 Act File No. 333-164298

1940 Act File No. 811-22378

DoubleLine Funds Trust

May 19, 2020

On behalf of DoubleLine Funds Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplemented prospectus of DoubleLine Long Duration Total Return Bond Fund, a series of the Trust, filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on April 30, 2020 (accession number 0001193125-20-128654) which is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE